Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000
Preferred stock, shares issued (in shares)	235	235
Preferred stock, shares outstanding (in shares)	235	235
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	24,483,018	24,362,000
Common stock, shares outstanding (in shares)	24,301,490	24,180,472